Taxes - Narrative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax of asset	R$ 75,410	R$ 70,206	R$ 61,668
Deferred tax liabilities	12,415
Deferred tax assets	586	88
Taxable Entity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax of asset	63,486	58,859
Deferred tax liabilities	R$ 491	R$ 603